Accounting Changes	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Accounting Changes
3. Accounting Changes

 (a)    New accounting pronouncements adopted in 2015:

Simplifying the Presentation of Debt Issuance Costs:

In April 2015, the FASB issued ASU 2015-03, which requires debt issuance costs related to a debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability instead of being presented as an asset. The recognition and measurement guidance for debt issuance costs has not changed. ASU 2015-03 requires retrospective application and represents a change in accounting principle. ASU 2015-03 is effective for fiscal years beginning after December 15, 2015 and early adoption is permitted for financial statements that have not been previously issued. We adopted this update in the fourth quarter of 2015. We applied the change retrospectively to January 1, 2014 for prior period balances of unamortized debt issuance costs, resulting in a $1,486 (CDN$1,964) reduction in other assets and long-term debt on our consolidated balance sheet as of December 31, 2014.

Simplifying the Accounting for Measurement-Period Adjustments (Topic 805): Business Combinations:

In September 2015, the FASB issued ASU 2015-16, which replaces the requirement that an acquirer in a business combination account for measurement period adjustments retrospectively with a requirement that an acquirer recognize adjustments to the provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. ASU 2015-16 requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. For public business entities, ASU 2015-16 is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The guidance is to be applied prospectively to adjustments to provisional amounts that occur after the effective date of the guidance, with earlier application permitted for financial statements that have not been issued. Our early adoption of ASU 2015-16 in the third quarter of 2015 did not have a material impact on our consolidated financial statements.

Simplifying the balance sheet classification of deferred taxes (Topic 740): Income Taxes:

In November 2015, the FASB issued ASU 2015-17 amending the accounting for income taxes and requiring all deferred tax assets and liabilities to be classified as non-current on the consolidated balance sheet. The ASU is effective for reporting periods beginning after December 15, 2016, with early adoption permitted. The ASU may be adopted either prospectively or retrospectively. We adopted this update as of December 31, 2015 and applied the change retrospectively to January 1, 2014 for prior period balances of deferred tax assets and liabilities, resulting in a $3,556 reduction in total current assets and corresponding increase in long term assets, along with a $398 reduction in total current liabilities and corresponding increase in long term liabilities on our consolidated balance sheet as of December 31, 2014.

(b)    New accounting pronouncements to be adopted in the future::

Revenue:

In May 2014, Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue From Contracts With Customers (“Topic 606”). Topic 606 removes inconsistencies and weaknesses in revenue requirements, provides a more robust framework for addressing revenue issues, improves comparability of revenue recognition practices across entities, industries, jurisdictions and capital markets, provides more useful information to users of financial statements through improved disclosure requirements and simplifies the preparation of financial statements by reducing the number of requirements to which an entity must refer. The guidance in this update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, this update supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts. Topic 606 is effective for public entities with reporting periods beginning after December 15, 2017. Early adoption would be permitted as of the original
3. Accounting Changes continued:

effective date in ASU 2014-09 (i.e., annual reporting periods beginning after December 15, 2016, including interim reporting periods within the annual periods).  The Company has not yet evaluated the impact of the adoption of this new standard.

Going Concern:

In August 2014, the FASB issued ASU 2014-15 “Presentation of Financial Statements - Going Concern,” outlining management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern, along with the required disclosures.  ASU 2014-15 is effective for the annual periods ending after December 15, 2016 with early adoption permitted.  The Company does not anticipate a material impact to the Company’s financial statements as a result of this change.

Amendments to the Consolidation Analysis (Topic 810): Consolidation

In February 2015 the FASB issued ASU 2015-02, which revises the current consolidation guidance which results in a change in the determination of whether an entity consolidates certain types of legal entities. The Company is currently assessing the impact of the new standard on its consolidated financial statements.  The new standard is effective for annual and interim reporting periods beginning after December 15, 2015 and may be applied on a full or modified retrospective basis.

Simplifying the Measurement of Inventory (Topic 330): Inventory

In July 2015, the FASB issued ASU 2015-11, which requires an entity to measure inventory at the lower of cost or net realizable value, which consists of the estimated selling prices in the ordinary course of business, less reasonably predictable cost of completion, disposal, and transportation. For public entities, the updated guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The guidance is to be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company does not anticipate a material impact to the Company’s financial statements as a result of this change.